LEASES (Schedule of Right-of-use assets) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	$ 967
Balance at end of year	696
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	2,007
Additions during year	0
Deletions during year	196
Balance at end of year	1,811
Cost [Member] | Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	1,551
Additions during year	0
Deletions during year	0
Balance at end of year	1,551
Cost [Member] | Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	456
Additions during year	0
Deletions during year	196
Balance at end of year	260
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	(1,040)
Additions during year	214
Deletions during year	139
Balance at end of year	(1,115)
Accumulated depreciation [member] | Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	(810)
Additions during year	135
Deletions during year	0
Balance at end of year	(945)
Accumulated depreciation [member] | Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	(230)
Additions during year	79
Deletions during year	139
Balance at end of year	(170)
Net book value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	967
Balance at end of year	696
Net book value [Member] | Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	741
Balance at end of year	606
Net book value [Member] | Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	226
Balance at end of year	$ 90